Covid-19	12 Months Ended
Feb. 28, 2022
Covid 19 [Abstract]
COVID-19

37. COVID-19

With many countries easing its community and border measures as a significant step to return to normalcy, the Covid-19 pandemic is transitioning to endemic.

The Group continues to actively monitor and minimize any ongoing and potential impacts relating to the business and will take further action as necessary in response to the situation.